TOTAL OPERATING COSTS	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
TOTAL OPERATING COSTS
Total operating costs
The following table summarises the significant cost items by nature within operating costs for the years presented:

	31 December 2019	31 December 2018	31 December 2017
	€ million	€ million	€ million
Cost of inventory recognised as an expense	5,147	4,901	5,021
Write down of inventories (Note 8)	25	23	25
Employee costs(A)	1,771	1,768	1,719
Distribution costs	664	637	595
Depreciation of property, plant and equipment, excluding restructuring	549	446	426
Amortisation of intangible assets (Note 6)	52	51	47
Out of period mark-to-market effects on undesignated derivatives	(2)	8	(6)
Merger related costs	—	—	4
Restructuring charges, including accelerated depreciation(B)	130	274	235

	31 December 2019	31 December 2018	31 December 2017
(A) Employee costs	€ million	€ million	€ million
Wages and salaries	1,370	1,360	1,317
Social security costs	289	290	290
Pension and other employee benefits	112	118	112
Total employee costs	1,771	1,768	1,719
Directors’ remuneration information is disclosed in the Directors’ Remuneration Report.
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2019	2018	2017
	No. in thousands	No. in thousands	No. in thousands
Commercial	7.6	7.7	7.7
Supply chain	13.1	13.1	13.5
Support functions	2.6	2.7	2.3
Total average staff employed	23.3	23.5	23.5

	31 December 2019	31 December 2018	31 December 2017
(B) Restructuring	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 22)	80	236	186
Amount of provision unused (Note 22)	(15)	(23)	(22)
Accelerated depreciation and non-cash costs	39	22	33
Other cash costs(A)	26	39	38
Total restructuring costs	130	274	235

(A)	Other cash costs primarily relate to professional fees, which include consultancy costs, legal fees and other costs associated with restructuring.
Restructuring costs charged in arriving at operating profit for the years presented include restructuring costs arising under the following programmes and initiatives:
Transformation of cold drink operations
During 2019, the Group commenced a transformation project relating to our cold drink operations aimed at delivering a modern, differentiated and versatile equipment fleet to optimise net cooler placements throughout our markets. As part of this strategy, capital expenditure on cold drink equipment will focus on the introduction of a new, more cost effective cooler, whilst reducing maintenance and refurbishment support spending on our older equipment. As a result of the operational impact of the strategic changes, a restructuring charge was recognised in the period of €53 million, primarily relating to the write down and accelerated depreciation of aged cold drink equipment assets.
Supply chain site closure in Iberia
In 2016, as required by a Supreme Court ruling, CCIP created a new logistics centre (COIL) in Fuenlabrada, Spain and re-employed many of the workers who had been subject to a 2014 collective dismissal process at the same location. Following subsequent discussions with employee representatives, in November 2018 a COIL shutdown agreement was signed which effected the closure of the facility. For the year ended 31 December 2018, the Group recorded a related restructuring expense of €112 million, primarily related to severance costs. No further expenses were recognised in 2019.
Supply chain site closure in GB
In January 2018, as part of productivity initiatives in Great Britain, the Group announced proposals to close its manufacturing site in Milton Keynes and distribution centre in Northampton. The closures occurred during 2019. During the years ended 31 December 2019 and 31 December 2018, the Group recorded total expense of €20 million, primarily related to severance costs and accelerated depreciation, partially offset by gain on sale of the manufacturing site in Milton Keynes. As at 31 December 2019 the programme is substantially complete.
Commercial restructuring initiatives
In 2018, commercial restructuring initiatives were announced in Germany relating to the full service vending business and in, 2019, commercial and supply chain restructuring initiatives relating to operational productivity. During the year ended 31 December 2019, the Group recorded expenses of €24 million in Germany for these initiatives, primarily related to severance costs. Total costs of these programmes are expected to be €40 million and these programmes will be substantially completed by 31 December 2020.
CCEP integration and synergy programme
In 2016, the Group announced several restructuring proposals to facilitate and enable the integration of CCE, CCIP and CCEG following the Merger. Restructuring activities included those related to supply chain improvements such as network optimisation, productivity initiatives, continued facility rationalisation in Germany and end to end supply chain organisational design. Restructuring plans also included transferring Germany transactional related activities to the Group’s shared service centres in Bulgaria and other central function initiatives. The Group also initiated the relocation of Atlanta based headquarters roles to Europe. In 2017, the Group announced additional restructuring proposals, including the optimisation of manufacturing, warehouse and labour productivity, cold drink operational practices and facilities, further facility rationalisation in Germany and supply chain organisational design improvements such as route to market. These proposals also included the transfer of additional activities to the Group’s shared service centres in Bulgaria and other central function initiatives. The programme was completed during 2019.
Auditor’s remuneration
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	31 December 2019	31 December 2018	31 December 2017
	€ thousand	€ thousand	€ thousand
Audit of Parent Company and consolidated financial statements(A)	2,737	2,401	2,383
Audit of the Company’s subsidiaries	3,430	3,719	4,167
Total audit	6,167	6,120	6,550
Audit-related assurance services(B)	1,106	976	1,187
Other assurance services	236	101	115
Total audit and audit-related assurance services	7,509	7,197	7,852
All other services(C)	123	1,180	90
Total non-audit or non-audit-related assurance services	123	1,180	90
Total audit and all other fees	7,632	8,377	7,942

(A)	Fees in respect of the audit of the accounts of the Company, including the Group's consolidated financial statements.

(B)
Includes professional fees for interim reviews, reporting on internal financial controls, services related to the transaction entered into with CCE, TCCC, CCIP and CCEG, issuance of comfort letters for debt issuances, regulatory inspections, certain accounting consultations and other attest engagements.

(C)	Represents fees for all other allowable services.